Credit Facilities, Long-Term Debt, and Finance Lease Obligations - Letters of Credit (Details) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018
Letter of credit
Disclosure of detailed information about borrowings [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	$ 690,000,000	$ 720,000,000
Amount exercised under letters of credit	0	$ 0
Committed bilateral credit facilities
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity under line of credit	240,000,000
Uncommitted demand letter facility
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity under line of credit	100,000,000
Uncommitted demand letter facility | TransAlta Renewables
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity under line of credit	$ 100,000,000